INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) before taxes	$ 34,132	$ (422,341)
Statutory tax rate	21.00%	21.00%
Expected income tax expense (recovery)	$ 7,168	$ (88,692)
Non-deductible items	3,635	0
Change in enacted rates and other	4,441	0
Change in valuation allowance	(15,244)	88,692
Income tax expense (recovery)	$ 0	$ 0